CONSOLIDATED STATEMENTS OF INCOME ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 ILS (₪) ₪ / shares [1]	Dec. 31, 2016 ILS (₪) ₪ / shares	Dec. 31, 2015 ILS (₪) ₪ / shares
Statement Line Items [Line Items]
Revenues, net | ₪			₪ 3,268	₪ 3,544	₪ 4,111
Cost of revenues | ₪			2,627	2,924	3,472
Gross profit | ₪			641	620	639
Selling and marketing expenses | ₪			269	426	417
General and administrative expenses | ₪			196	263	223
Income with respect to settlement agreement with Orange | ₪			108	217	61
Other income, net | ₪			31	45	47
Operating profit | ₪			315	193	107
Finance income | ₪			4	13	13
Finance expenses | ₪			184	118	156
Finance costs, net | ₪			180	105	143
Profit (loss) before income tax | ₪			135	88	(36)
Income tax expenses | ₪			21	36	4
Profit (loss) for the year | ₪			₪ 114	₪ 52	₪ (40)
Earnings (loss) per share
Basic | ₪ / shares			₪ 0.7	₪ 0.33	₪ (0.26)
Diluted | ₪ / shares			₪ 0.69	₪ 0.33	₪ (0.26)
Convenience translation into U.S. dollars [Member]
Statement Line Items [Line Items]
Revenues, net | $	[1]	$ 943
Cost of revenues | $	[1]	758
Gross profit | $	[1]	185
Selling and marketing expenses | $	[1]	78
General and administrative expenses | $	[1]	56
Income with respect to settlement agreement with Orange | $	[1]	31
Other income, net | $	[1]	9
Operating profit | $	[1]	91
Finance income | $	[1]	1
Finance expenses | $	[1]	53
Finance costs, net | $	[1]	52
Profit (loss) before income tax | $	[1]	39
Income tax expenses | $	[1]	6
Profit (loss) for the year | $	[1]	$ 33
Earnings (loss) per share
Basic | $ / shares	[1]	$ 0.2
Diluted | $ / shares	[1]	$ 0.2

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.